Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2008

To the Product Prospectus for:

Lincoln SVUL

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, which is included in Part 2, for comprehensive information.  The following information amends the “Funds” section of your product prospectus:

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
(formerly Emerging Growth Series)

SUPP–08.09	GW S-6 – Funds (LNY R Pre-Elite)

Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2008

To the Product Prospectus for:

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last product prospectus you received. Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below. Those funds are referred to as “underlying funds”. Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds. The following information is added to the “Funds” section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Bond Index Fund (Standard Class): Current income.
(Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Developed International 150 Fund (Standard Class): Long-term capital appreciation.
(Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Emerging Markets 100 Fund (Standard Class): Long-term capital appreciation.
(Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA International Index Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Large Cap 100 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

LVIP SSgA Small/Mid Cap 200 Fund (Standard Class): Long-term capital appreciation. (Subadvised by SSgA Funds Management, Inc.)
This fund will be available on or about May 19, 2008. Consult your financial adviser.

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
This fund will be available to all policy owners on or about May 19, 2008. Consult your financial adviser.

Lincoln Life has also changed the names of the Sub-Accounts listed below. Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds. The following information amends the “Funds” section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP Columbia Value Opportunities Fund (Standard Class): Long-term capital appreciation.
(Subadvised by Columbia Management Advisors, LLC)
(formerly LVIP Value Opportunities Fund)

LVIP SSgA Small-Cap Index Fund (Standard Class): Capital appreciation.
(Subadvised by SSgA Funds Management, Inc.)
(formerly LVIP Small-Cap Index Fund)

LVIP SSgA S&P 500 Index Fund (Standard Class)*: Capital appreciation.
(Subadvised by SSgA Funds Management, Inc.)
(formerly LVIP S&P 500 Index Fund)

LVIP Turner Mid-Cap Growth Fund (Standard Class): Capital appreciation.
(Subadvised by Turner Investment Partners)
(formerly LVIP Mid-Cap Growth Fund)

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company.

Growth Series (Initial Class): Capital appreciation.
(formerly Emerging Growth Series)

* “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

							Total
					Total		Annual
					Annual		Fund
					Fund		Operating
					Operating		Expenses
				Acquired	Expenses	Total	With
				Fund	Without	waivers	waivers
	Management	12(b)1	Other	Fees and	waivers or	and	and
Fund	Fees	Fee	Expenses	Expenses	reductions	reductions	reductions
LVIP SSgA Bond Index Fund (Standard Class)(a)	0.40%	0.00%	0.13%	0.00%	0.53%	(0.08)%	0.45%
LVIP SSgA Developed International 150 Fund (Standard Class)(b)	0.75%	0.00%	0.17%	0.00%	0.92%	(0.41)%	0.51%
LVIP SSgA Emerging Markets 100 Fund (Standard Class)(c)	1.09%	0.00%	0.36%	0.00%	1.45%	(0.75)%	0.70%
LVIP SSgA International Index Fund (Standard Class)(d)	0.40%	0.00%	0.24%	0.00%	0.64%	(0.19)%	0.45%
LVIP SSgA Large Cap 100 Fund (Standard Class)(e)	0.52%	0.00%	0.12%	0.00%	0.64%	(0.18)%	0.46%
LVIP SSgA Small/Mid-Cap 200 Fund (Standard Class)(f)	0.69%	0.00%	0.12%	0.00%	0.81%	(0.35)%	0.46%
MFS® Growth Series (Initial Class)(g)	0.75%	0.00%	0.12%	0.00%	0.87%

(a) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard  Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.45% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% of the first $500,000,000 of average daily net assets of the fund and 0.12% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(b) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.51% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% of the first $100,000,000 of average daily net assets of the fund and 0.43% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(c) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.70% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% of the first $100,000,000 of average daily net assets of the fund and 0.76% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(d) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard  Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.45% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% of the first $500,000,000 of average daily net assets of the fund and 0.09% of the excess over $500,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(e) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard  Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.46% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% of the first $100,000,000 of average daily net assets of the fund and 0.22% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(f) Other expenses are based on estimated amounts for the current fiscal year. LIA has contractually agreed to reimburse the fund’s Standard Class to the extent that the Fund’s total Annual Fund Operating Expenses exceed 0.46% of average daily net assets. The Agreement will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund. LIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% of the first $100,000,000 of average daily net assets of the fund and 0.39% of the excess over $100,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2009 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(g) The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Net Expenses” would be lower.

SUPP–08.08	GW S-6 – Funds (LNY R Elite)